Summary of Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax liability, net	$ 312,914	$ 354,809
Long-term debt, less current portion	$ 1,644,894	1,474,665
Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Liabilities, Net, Current		57,900
Unamortized loan fees		$ 40,400